Rule 497(d)
                                                             File No. 333-125885


                Supplement dated July 12, 2005 to the Prospectus
                               dated June 28, 2005

               Claymore Securities Defined Portfolios, Series 231

                    Global Water Equities Portfolio, Series 1

The following information will replace the existing information regarding the amount of units of the above-captioned trust that the sponsor intends to sell:

The sponsor does not intend to limit the munber of units sold to investors.